Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 286,422,000	$ 293,596,000	$ 248,014,000
Adjustments to reconcile net income to net cash provided by operating activities
Bad debt provision	(300,000)	1,108,000	1,897,000
Depreciation	15,583,000	14,557,000	11,140,000
Amortization of intangible assets	26,790,000	23,416,000	17,652,000
Impairment loss of goodwill and intangible assets	3,624,000	8,647,000	6,524,000
Share-based compensation allocated from Sohu	77,000	303,000	570,000
Share-based compensation expense	1,197,000	3,366,000	5,547,000
Loss from equity investments	850,000	0	994,000
Disposal loss of fixed assets and intangible assets	128,000	330,000	596,000
Deferred tax (credits) expenses	5,382,000	9,718,000	(1,462,000)
Change of contingent consideration	167,000	2,195,000	822,000
Interest income	(2,292,000)	(1,609,000)	0
Others	0	737,000	0
Changes in current assets and liabilities, net of acquisition:
Accounts receivable, net	(11,843,000)	(12,989,000)	(2,355,000)
Prepaid and other current assets	(29,964,000)	(12,047,000)	7,794,000
Due from Sohu	102,000	(495,000)	(47,492,000)
Other assets, net	4,209,000	(11,293,000)	(772,000)
Accounts payable	22,751,000	7,369,000	(615,000)
Receipts in advance and deferred revenue	1,003,000	(9,651,000)	14,931,000
Due to Sohu	0	(4,962,000)	15,053,000
Accrued salary and benefits	15,825,000	8,567,000	4,233,000
Accrued liabilities to suppliers	5,922,000	3,830,000	(2,047,000)
Tax payables	13,352,000	8,079,000	(1,570,000)
Other accrued liabilities	(342,000)	7,664,000	(2,852,000)
Net cash provided by operating activities	358,643,000	340,436,000	276,602,000
Cash flows from investing activities:
Purchase of fixed assets	(61,582,000)	(11,716,000)	(20,620,000)
Purchase of intangible assets and other assets	(34,141,000)	(22,740,000)	(16,857,000)
Cash paid relating to restricted time deposits	(168,635,000)	(244,609,000)	0
Prepayment for an office building	0	0	(62,848,000)
Cash paid for business acquisition, net of cash acquired	(109,695,000)	(945,000)	(216,611,000)
Investment in equity investees	0	(500,000)	(350,000)
Purchase of/ proceeds from short-term investments, net	51,185,000	(32,617,000)	637,000
Other activities relating to investing activities	175,000	(1,569,000)	0
Net cash used in investing activities	(322,693,000)	(314,696,000)	(316,649,000)
Cash flows from financing activities:
Proceeds of loans from offshore banks	167,000,000	239,353,000	0
Payment of contingent consideration	(19,658,000)	(13,106,000)	0
Payment for repurchase of shares	(17,240,000)	0	0
Dividend distributed to shareholders	0	(200,875,000)	0
Repayment of note payable to Sohu	0	(16,000,000)	0
Other cash payments relating to financing activities	0	(633,000)	0
Net cash provided by financing activities	130,102,000	8,739,000	0
Effect of exchange rate changes on cash and cash equivalents	15,793,000	1,749,000	19,431,000
Net (decrease) increase in cash and cash equivalents	181,845,000	36,228,000	(20,616,000)
Cash and cash equivalents, beginning of year	366,639,000	330,411,000	351,027,000
Cash and cash equivalents, end of year	548,484,000	366,639,000	330,411,000
Supplemental disclosures of cash flow
Cash paid for income taxes	(48,590,000)	(52,976,000)	(38,116,000)
Cash paid for interest expense	(8,812,000)	(1,992,000)	0
Supplemental schedule of non-cash investing activity
Consideration payable for the purchase of non-controlling interest in 7Road	2,000,000	0	0
Notes payable to Sohu	0	0	16,007,000
Changes in government grant in prepaid and other current assets	1,355,000	2,378,000	0
Purchase of fixed assets with proceeds released from restricted cash account	0	1,583,000	0
Supplemental schedule of non-cash financing activity
Deemed dividend to Sohu related to the 17173 Business	0	2,392,000	41,705,000
Accrued professional fees in relation to initial public offering of 7Road	0	1,037,000	0
7Road [Member]
Supplemental schedule of non-cash investing activity
Consideration payable for acquisition	0	0	29,810,000
Doyo [Member]
Supplemental schedule of non-cash investing activity
Consideration payable for acquisition	$ 4,952,000	$ 0	$ 0